UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      CARL C. ICAHN, INDIVIDUAL

Address:   C/O ICAHN ASSOCIATES HOLDING LLC
           767 FIFTH AVENUE, SUITE 4700
           NEW YORK, NEW YORK  10153


Form 13F File Number: 028-04333


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   EDWARD E. MATTNER
Title:  ATTORNEY-IN-FACT
Phone:  212-702-4300

Signature,  Place,  and  Date  of  Signing:

/s/ EDWARD E. MATTNER              NEW YORK, NEW YORK                 2/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   13

Form 13F Information Table Entry Total:              35

Form 13F Information Table Value Total:  $   12,867,757
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    028-04690             HIGH RIVER LIMITED PARTNERSHIP
----  --------------------  ----------------------------------------------------
02    028-02662             BARBERRY CORP.
----  --------------------  ----------------------------------------------------
03    028-12848             ICAHN CAPITAL LP
----  --------------------  ----------------------------------------------------
04    028-04970             HIGH COAST LIMITED PARTNERSHIP
----  --------------------  ----------------------------------------------------
05    028-04460             HIGHCREST INVESTORS LLC
----  --------------------  ----------------------------------------------------
06    028-11469             GASCON PARTNERS
----  --------------------  ----------------------------------------------------
07    028-13260             IEH FM HOLDINGS LLC
----  --------------------  ----------------------------------------------------
08    028-13170             THORNWOOD ASSOCIATES LIMITED PARTNERSHIP
----  --------------------  ----------------------------------------------------
09    028-11143             ICAHN MANAGEMENT LP
----  --------------------  ----------------------------------------------------
10    028-13957             IEH ARI HOLDINGS LLC
----  --------------------  ----------------------------------------------------
11    028-12621             CCI ONSHORE LLC
----  --------------------  ----------------------------------------------------
12    028-13955             CABOOSE HOLDING LLC
----  --------------------  ----------------------------------------------------
13    028-15034             IEP ENERGY LLC
----  --------------------  ----------------------------------------------------

*** Confidential treatment has been requested for certain accounts of securities reported by this Institutional Investment Manager pursuant to Rule 24b-2 under the Securities Exchange Act of 1934, as amended, and this information has been filed separately with the Commission. This table may also include positions held by public companies controlled by Mr. Icahn. While Mr. Icahn may be deemed to have "investment discretion" over such positions pursuant to Section 13(f) of the Securities Exchange Act of 1934 and Rule 13f-1, Mr. Icahn expressly disclaims having such "investment discretion" over such positions for any other purposes.

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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- --------------- --------- --------- ------------------- ---------- -------- ------------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE    SHARED    NONE
---------------------------- --------------- --------- --------- ---------- --- ---- ---------- -------- ------ ---------- ------
AMERICAN RAILCAR INDS INC    COM             02916P103     9,745    307,123 SH       DEFINED                       307,123
AMERICAN RAILCAR INDS INC    COM             02916P103   366,930 11,564,145 SH       DEFINED    10              11,564,145
CVR ENERGY INC               COM             12662P108 3,473,785 71,198,718 SH       DEFINED    13              71,198,718
CHESAPEAKE ENERGY CORP       COM             165167107   198,438 11,939,739 SH       DEFINED    1               11,939,739
CHESAPEAKE ENERGY CORP       COM             165167107   793,754 47,758,950 SH       DEFINED    3               47,758,950
ENZON PHARMACEUTICALS INC    COM             293904108     5,232  1,180,972 SH       DEFINED    1                1,180,972
ENZON PHARMACEUTICALS INC    COM             293904108    20,927  4,723,891 SH       DEFINED    3                4,723,891
FEDERAL MOGUL CORP           COM             313549404   615,116 76,697,804 SH       DEFINED    7               76,697,804
FOREST LABS INC              COM             345838106   216,596  6,132,398 SH       DEFINED    1                6,132,398
FOREST LABS INC              COM             345838106   866,386 24,529,607 SH       DEFINED    3               24,529,607
HAIN CELESTIAL GROUP INC     COM             405217100    78,510  1,447,992 SH       DEFINED    1                1,447,992
HAIN CELESTIAL GROUP INC     COM             405217100   314,041  5,791,971 SH       DEFINED    3                5,791,971
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101   148,948  3,332,160 SH       DEFINED    2                3,332,160
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101   148,757  3,327,901 SH       DEFINED    12               3,327,901
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101   183,539  4,106,020 SH       DEFINED    9                4,106,020
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101 1,668,798 37,333,290 SH       DEFINED    4               37,333,290
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101   497,093 11,120,648 SH       DEFINED    5               11,120,648
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101   730,133 16,334,071 SH       DEFINED    11              16,334,071
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101   639,999 14,317,648 SH       DEFINED    6               14,317,648
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101   230,664  5,160,259 SH       DEFINED    8                5,160,259
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101   122,131  2,732,254 SH       DEFINED                     2,732,254
MENTOR GRAPHICS CORP         COM             587200106    54,873  3,224,057 SH       DEFINED    1                3,224,057
MENTOR GRAPHICS CORP         COM             587200106   219,494 12,896,232 SH       DEFINED    3               12,896,232
MOTRICITY INC                COM             620107102       410  1,000,000 SH       DEFINED    1                1,000,000
MOTRICITY INC                COM             620107102     2,371  5,782,039 SH       DEFINED                     5,782,039
NAVISTAR INTL CORP           NEW COM         63934E108    51,574  2,369,032 SH       DEFINED    1                2,369,032
NAVISTAR INTL CORP           NEW COM         63934E108   206,295  9,476,135 SH       DEFINED    3                9,476,135
NETFLIX INC                  COM             64110L106   102,820  1,108,213 SH       DEFINED    1                1,108,213
NETFLIX INC                  COM             64110L106   411,280  4,432,853 SH       DEFINED    3                4,432,853
TAKE-TWO INTERACTIVE SOFTWAR COM             874054109    26,470  2,404,148 SH       DEFINED    1                2,404,148
TAKE-TWO INTERACTIVE SOFTWAR COM             874054109   105,879  9,616,596 SH       DEFINED    3                9,616,596
TRANSOCEAN LTD               REG SHS         H8817H100    52,137  1,167,677 SH       DEFINED    1                1,167,677
TRANSOCEAN LTD               REG SHS         H8817H100   208,547  4,670,709 SH       DEFINED    3                4,670,709
WEBMD HEALTH CORP            COM             94770V102    19,217  1,340,106 SH       DEFINED    1                1,340,106
WEBMD HEALTH CORP            COM             94770V102    76,868  5,360,419 SH       DEFINED    3                5,360,419


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